Insurance Contracts - Summary of Exposure to Insurance Price Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Non Life Insurance Price Risk [Line Items]
Direct insurance	₩ 7,467,394	₩ 6,828,525
Reinsurance assumed	121,296	93,191
Reinsurance ceded	(1,198,332)	(1,106,175)
Total	6,390,358	5,815,541
General Insurance
Disclosure Of Non Life Insurance Price Risk [Line Items]
Direct insurance	1,287,819	1,161,427
Reinsurance assumed	121,296	93,191
Reinsurance ceded	(698,981)	(630,231)
Total	710,134	624,387
Automobile insurance
Disclosure Of Non Life Insurance Price Risk [Line Items]
Direct insurance	2,684,544	2,538,277
Reinsurance assumed	0	0
Reinsurance ceded	(4,788)	(13,683)
Total	2,679,756	2,524,594
Long-term Insurance
Disclosure Of Non Life Insurance Price Risk [Line Items]
Direct insurance	3,495,031	3,128,821
Reinsurance assumed	0	0
Reinsurance ceded	(494,563)	(462,261)
Total	₩ 3,000,468	₩ 2,666,560